ACCOUNTING ESTIMATED AND JUDGEMENTS - Legal and regulatory compliance (Details) R$ in Thousands	1 Months Ended	12 Months Ended
	Aug. 15, 2015 action	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
ACCOUNTING ESTIMATED AND JUDGMENTS
Write-off of costs capitalized in PP&E				R$ (15,996)
Impairment loss		R$ 640,631	R$ 5,681,018	5,979,596
Financial Statements
Fixed Assets - Cost				(15,996)	R$ (195,127)
Impairment		122,841		11,514	132,443
Equity Method Investments		(122,841)			(91,464)
Non-Current Assets, Gross				(4,482)	(154,148)
Provision for uncovered liabilities		(4,805,946)
Non-current assets		(135,616,632)	R$ (141,226,777)
Statement of income for the period
Investigation Findings				(15,996)	(195,127)
Impairment charges (Operating charges)		122,841		11,514	132,443
Provision for uncovered liabilities		(4,805,946)
Results of investments using the equivalence method		R$ (122,841)			(91,464)
Cumulative adjustments to consolidated statement of profit or loss for investigation findings				(4,482)	(154,148)
Number of putative class actions suits filed | action	2
Eletrobras
ACCOUNTING ESTIMATED AND JUDGMENTS
Write-off of costs capitalized in PP&E					(195,127)
Statement of income for the period
Ownership interest (in percent)		39.00%
Madeira Energia S.A. (MESA)
Statement of income for the period
Ownership interest (in percent)		39.00%	39.00%
Angra 3
ACCOUNTING ESTIMATED AND JUDGMENTS
Write-off of costs capitalized in PP&E				(11,514)
Angra 3 | Eletrobras
ACCOUNTING ESTIMATED AND JUDGMENTS
Write-off of costs capitalized in PP&E					(129,799)
Maua 3
ACCOUNTING ESTIMATED AND JUDGMENTS
Write-off of costs capitalized in PP&E				R$ (4,482)
Maua 3 | Eletrobras
ACCOUNTING ESTIMATED AND JUDGMENTS
Write-off of costs capitalized in PP&E					(62,684)
Simplicio | Eletrobras
ACCOUNTING ESTIMATED AND JUDGMENTS
Write-off of costs capitalized in PP&E					R$ (2,644)